Business combinations - contingent consideration liability (Details) - EUR (€) € in Thousands	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fresh Eight Limited
Business combinations
Payments during the year		€ (11,911)
Fresh Eight Limited | At Fair Value | Level 3
Business combinations
Beginning balance			€ 4,894		€ 8,200
Cash payments during the year			(2,775)		(4,385)
Net fair value changes recognized in profit from continuing operations during the year			96		1,079
Ending balance	€ 4,894	€ 8,200	2,215	€ 2,215	4,894
Vaix Limited
Business combinations
Payments during the year					(20,992)
Ending balance			11,700	11,700
Vaix Limited | At Fair Value | Level 3
Business combinations
Beginning balance	18,800		19,539
Cash payments during the year			(5,800)
Net fair value changes recognized in profit from continuing operations during the year	739
Fair value changes recognized in profit for the year			(2,065)
Ending balance	€ 19,539		11,674	11,674	€ 19,539
Aforoa Ltd
Business combinations
Payments during the year			(4,920)
Net fair value changes recognized in profit from continuing operations during the year				214
Ending balance			€ 1,614	€ 1,614